Borrowings (Details) $ in Millions	Dec. 31, 2016 USD ($) advance	Dec. 31, 2015 USD ($) advance	Feb. 07, 2014 USD ($) advance
Federal Home Loan Bank, Advances [Line Items]
Balance of borrowings	$ 73.1	$ 58.9
Number of advances | advance	1	3
Total amount of FHLB advances	$ 10.0	$ 20.3
Federal Home Loan Bank, Advances, Convertible Option [Member]
Federal Home Loan Bank, Advances [Line Items]
Interest rate percentage	4.08%
Amount of fixed rate convertible advance	$ 10.0
Rumson Fair Haven Bank and Trust Company [Member]
Federal Home Loan Bank, Advances [Line Items]
Number of advances | advance			2
Total amount of advances assumed as a result of the RFHB merger			$ 10.0
Amount of premium			$ 1.0
Combined carrying amount		10.3
Rumson Fair Haven Bank and Trust Company [Member] | Weighted Average [Member]
Federal Home Loan Bank, Advances [Line Items]
Interest rate percentage			4.50%
Overnight Funds [Member]
Federal Home Loan Bank, Advances [Line Items]
Overnight funds purchased	$ 63.1	$ 38.6